SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2023
SHAREHOLDERS' EQUITY
14. SHAREHOLDERS’ EQUITY
Common Stock
Common stock and Class B common stock share equally in earnings and are identical in most other respects except: (i) Common stock is entitled to one vote on most matters and each share of Class B common stock is entitled to ten votes; (ii) shareholders of Common stock are entitled to elect 25% of the Board of Directors (rounded up to the nearest whole number) and Class B shareholders are entitled to elect the balance of the Board of Directors; (iii) cash dividends may be paid on Common stock without paying a cash dividend on Class B common stock and no cash dividend may be paid on Class B common stock unless at least an equal cash dividend is paid on Common stock; and (iv) Class B common stock is convertible at any time into Common stock on a one-for-one
basis at the option of the shareholder.

Preferred Stock
We are authorized to issue preferred stock with such designation, rights and preferences as may be determined from time to time by our Board of Directors. Accordingly, the Board of Directors is empowered, without shareholder approval, to issue preferred stock with dividend, liquidation, conversion, voting or other rights which could adversely affect the voting power or other rights of the holders of our Common stock and Class B common stock and, in certain instances, could adversely affect the market price of this stock. We had no preferred stock outstanding at December 31, 2023 or 2022.
At-the-Market
Offering Program
We are party to a sales agreement with Robert W. Baird & Co. Inc., which enables the Company to issue and sell shares of Common stock in one or more negotiated transactions or transactions that are deemed to be “at the market” offerings as defined in Rule 415 under the Securities Act of 1933, as amended (the “Securities Act”), for a maximum aggregate offering amount of up to

$
300,000
(the “ATM Program”). The offer and sale of our Common stock pursuant to the ATM Program has been registered under the Securities Act pursuant to our automatically effective shelf registration statement on Form
S-3
(File
No. 333-260758).
During 2023, we issued and sold 45,000 shares of Common stock under the ATM Program for net proceeds of $15,179. Direct costs of $375 incurred in connection with the offering were charged against the proceeds from the sale of Common stock and reflected as a reduction of paid-in
capital. At December 31, 2023, $284,745 remained available for sale under the ATM
Program.
Stock Repurchase Plan
In September 1999, our Board of Directors authorized the repurchase, at management’s discretion, of up to 7,500,000 shares of common stock in the open market or via private transactions. Shares repurchased under the program are accounted for using the cost method and result in a reduction of shareholders’ equity. No shares were repurchased during 2023, 2022 or 2021. We last repurchased shares under this plan during 2008. In aggregate, 6,322,650 shares of Common stock and 48,263 shares of Class B common stock have been repurchased at a cost of $114,425 since the inception of the program. At December 31, 2023, there were 1,129,087 shares remaining authorized for repurchase under the program. The IRA includes, among other provisions, a 1% excise tax on corporate stock repurchases in tax years effective January 1, 2023. In consideration of any further stock repurchases under our repurchase program, we intend to evaluate the impact of the IRA’s 1% excise tax.
Common Stock Released from Escrow
On August 23, 2018 we issued 23,230 shares of Common stock into escrow as contingent consideration in connection with the acquisition of Alert Labs, Inc. The shares were subject to certain performance metrics within a three-year measurement period. On November 12, 2021, the shares, and related cash dividends paid during the three-year period, were released to us from escrow as the performance metrics were not met. These shares were retired upon delivery.